[BRIDGEWAY FUNDS LOGO]



November 7, 2002                                        September Quarter Report


Dear Fellow Ultra-Small Company Shareholder,

We beat each of our market and peer benchmarks in the September quarter, but still suffered a 16.3% decline. Thus, while it was a good quarter on a relative basis, it still stung. Personally, I'm tired of the bear. I'm a bit more pleased with the last full year, as we managed to squeeze out a positive 5.6% return in an ugly market (as measured by broader market indicators). According to data from Morningstar, the Ultra-Small Company Portfolio ranked 208th of 985 small company funds for the quarter, 50th of 910 for the last twelve months, and 26th of 513 over the last five years.

Performance Summary

TRANSLATION: We beat each of our benchmarks over the last year, five years, and inception to date. It's a clean sweep for these time periods.

The table below presents our September quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.

                                                  Sept. Qtr.       1 Year          5 Year      Life-to-Date
                                                    7/1/02        10/1/01         10/1/97         8/5/94
                                                to 9/30/02(4)   to 9/30/02     to 9/30/02(5)   to 9/30/02(5)
                                                -------------   ----------     -------------   -------------
     Ultra-Small Company Portfolio                (16.3)%           5.6%           6.3%           17.8%
     Lipper Small-Cap Stock Funds (1)             (18.8)%         (11.3)%         (3.7)%           6.3%
     Russell 2000 (small companies) (2)           (21.4)%          (9.3)%         (3.2)%           6.4%
     CRSP Cap-Based Portfolio 10 Index (3)        (18.5)%           5.0%           0.4%            9.0%

         (1) The Lipper Small-Cap Stock Funds is an index of small-company funds compiled by Lipper Analytical Service, Inc. (2) The Russell 2000 Index is an unmanaged index of small companies (with dividends reinvested). It is the most widely tracked index among small company funds, but it is comprised of companies roughly 10 times larger than those of the CRSP Index and the Bridgeway Ultra-Small Company Portfolio. (3) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 1,994 of the smallest publicly traded U.S. stocks (with dividends reinvested), as reported by the Center for Research on Security Prices. (4) Periods less than one year are not annualized. (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Technology and communications stocks continued what looks like a "free-fall" on the stock charts. Fortunately, we were underweighted in technology stocks. We had a smattering of stocks that did OK, but there was no clear pattern among these. There were really no places to "hide out" in the stock market in the latest quarter. Most of our holdings were very much "under water."

We had a few winners in the quarter, although the list is shorter than normal. Three stocks appreciated at least 50% in the quarter:

             Rank   Description                            Industry                       % Gain
             ----   -----------                            --------                       ------
              1     DeWolfe Cos Inc.                       Real Estate                      81.3%
              2     Altiris Inc.                           Software                         66.4%
              3     Howell Corp                            Oil & Gas                        54.5%

DeWolfe gained 81% on the strength of a takeover bid. We didn't wait for the deal to go through but rather sold our shares on the open market. Looking at the three winners, it's hard to imagine a more disparate three industries than real estate, software, and energy.

Eleven of our stocks from seven different industries declined more than 50% in the September quarter and definitely took their toll:

           Rank    Description                                Industry                   % Loss
           ----    -----------                                --------                   ------
              1    D&K Healthcare Resources Inc               Pharmaceuticals             (74.6)%
              2    ClearOne Communications Inc                Telecommunications          (73.4)%
              3    Acclaim Entertainment Inc                  Software                    (68.8)%
              4    Actrade Financial Technologies Ltd         Commercial Services         (66.4)%
              5    Paradyne Networks Corp                     Telecommunications          (66.0)%
              6    TTI Team Telecom International Ltd         Telecommunications          (57.7)%
              7    Endocardial Solutions Inc                  Healthcare-Products         (53.8)%
              8    Orthodontic Centers Of America             Healthcare-Services         (53.6)%
              9    NMT Medical Inc                            Healthcare-Products         (53.1)%
             10    Giant Industries Inc                       Oil & Gas                   (53.1)%
             11    HealthTronics Surgical Services Inc        Healthcare-Products         (52.1)%

D&K Healthcare Resources, a wholesale drug distributor, announced a surprising downturn in sales and earnings growth. After five years of steady growth, Wall Street did not take this news kindly and drove the stock price down by nearly 54% after the announcement. Wall Street really doesn't like bad news in the current environment.

Top Ten Holdings

On September 30, 2002 our top ten holdings represented 29.4% of portfolio net assets. As is usually the case, our top positions got there by appreciation, rather than by purchasing such large positions. These ten stocks represent nine different industries and demonstrate reasonable industry diversification within our Portfolio. Here are the top ten holdings at the end of September:

                                                                                       Percent of
           Rank   Description                              Industry                    Net Assets
           ----   -----------                              --------                    ----------
             1    FTI Consulting Inc                       Commercial Services              5.9%
             2    JOS A Bank Clothiers Inc                 Retail                           3.4%
             3    Mothers Work Inc                         Retail                           3.2%
             4    Bradley Pharmaceuticals                  Pharmaceuticals                  2.9%
             5    Howell Corp                              Oil & Gas                        2.6%
             6    DocuCorp International Inc               Software                         2.5%
             7    Steel Technologies Inc                   Iron/Steel                       2.5%
             8    Central European Distribution Corp       Distribution/Wholesale           2.4%
             9    Bank of the Ozarks Inc                   Banks                            2.2%
            10    Singing Machine Co Inc                   Home Furnishings                 1.9%
                                                                                          -----
                                                                                           29.4%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, September 30, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

Am I Supposed to Like This?

No one likes a down market. But it does provide an opportunity to reflect on your particular fund and to think about its performance relative to your expectations. The fund absolute performance and fund performance relative to the market overall provides one strategy. I picture it this way:

                            Portfolio Relative Performance

                                 Poor          Favorable
                           ---------------  -----------------
                           ---------------  -----------------
Market Up                         1                3
                           ---------------  -----------------
Market Down                       2                4
                           ---------------  -----------------

When the market is going up and your fund is doing even better, you're probably very happy (box 3). If the market (specifically a relevant market index) is down and your fund is down more (box 2), you're suffering and are likely very unhappy, as your fund adds "insult to injury." (From my discussion last quarter, you may want to focus on long-term rather than short-term performance trends, however.) But what's interesting to think about is whether you're happier when the market is up and your fund is also up but trailing the market (box 1), or when the market is down and your fund is also down but leading the market (box
4).

I am happier in box 4. This is because I'm invested for the long term. I figure if we can beat the market in most good and bad periods, eventually the economy will lead to a rising stock market, and I will end up in the upper right hand box, namely with a (long-term) rising market and a market-beating return. Shorter-term, negative, market-beating returns don't bother me.

Which box, 1 or 4, do you prefer? If you prefer box 1 because you really dislike the possibility of negative returns, you might consider a more conservative fund, such as Bridgeway Balanced Portfolio. (Balanced Portfolio will also see some negative returns, but it is designed to be much tamer than Ultra-Small Company.) Keep in mind that after inflation and taxes, any fund can have a negative return, and income-oriented funds are more vulnerable in the long term to these negative forces.

An Optimist in a Bear Market

With informed optimism, I continue waiting for a rebound year. In fact, faith in the resilience of the U.S. economy and a belief in dollar-cost averaging, lead me to believe that, a decade from now, we will in hindsight see the current period as a good time to invest.

As I review the last 76 years of market returns, I am optimistic for several reasons. 1) The rare back-to-back negative annual total returns have usually been followed by a favorable period. Following the last bear market "three-peat" from 1939 to 1941, the market rebounded 20% in 1942 and 26% in 1943. (However, since we had such high returns through the 1990's, I do not anticipate a rebound as large as 26%.) 2) The stock market tends to lead, not follow, the economy out of a recession. 3) The stock market has recovered to prewar levels within a one-year timeframe in a majority of cases.

With the appropriate caveat that 1) past performance does not guarantee future returns (for example, it is possible to have four years of a bear market) and 2) I absolutely don't believe it is possible to call a market bottom, I do believe the opportunity risk of being out of the market (the risk that a recovery will pass an investor by) is significantly greater than the risk of a continued major downturn.

Some Managers Don't Say

In a recent article in the Wall Street Journal, the writers documented criticism by shareholders, financial advisers, and the SEC that in their shareholder reports, many fund managers don't tell shareholders what actually happened to performance and why. By this point in the letter, I hope you feel that I have. (If not, please call and let us know how we can improve.) The article suggests that in a down market too many managers talk about things like "investor disillusionment, bemoaning terrorism, and ruminating on what foreign investors have been up to lately." I think Bridgeway would rate highly on some criteria mentioned in the article including insights into the investment process. However, I rarely provide insights on the markets for the period of the report. I sometimes provide data about relative returns, such as for small stocks or large stocks. I may talk about very long-term trends, although my market insights are pretty weak because I spend almost all my investment management time picking stocks rather than prognosticating about the economy or the market. So, now I'm going to give you my deepest insights about the recent market. . .

Market Insights

I really think this bear market has gone on long enough.

Sorry, that's it. I'm back to finding the next stock pick.

Fund Family Performance

By shareholder request I present performance of all the Bridgeway portfolios periodically. I want to share some recent analysis on total domestic equity fund family performance. The chart below is a way to highlight our relative performance rankings as a fund family compared to our 200+ peers. This histogram uses the popular Morningstar rankings for the current collection of portfolios within each fund family. Bridgeway is proud of our average star rankings. We were only outshone by one family. Needless to say, we are not just one or two amazing investment choices, we are the Joneses.

                                  [BAR CHART]

                      MORNINGSTAR RANKING OF FUND FAMILIES

                                           # OF FUND FAMILIES
Average           ---------------------------------------------------------------------
 Stars              0      10      20      30      40      50      60      70      80
---------------------------------------------------------------------------------------
  1.0               1
---------------------------------------------------------------------------------------
  1.5               3
---------------------------------------------------------------------------------------
  2.0                       9
---------------------------------------------------------------------------------------
  2.5                                      27
---------------------------------------------------------------------------------------
  3.0                                                                      69
---------------------------------------------------------------------------------------
  3.5                                                              61
---------------------------------------------------------------------------------------
  4.0                                      26
---------------------------------------------------------------------------------------
  4.5               4
---------------------------------------------------------------------------------------
  5.0*              2
---------------------------------------------------------------------------------------
             [Bridgeway Funds
              (Average 4.6)]

-------------
* No fund families averaged 5.0 stars.

What Bridgeway Did with IPO's

One of the current business press issues is the disclosure of corporate executives that were offered shares of "hot" initial public offerings, probably with intimations of inappropriate "buying influence." (Hot IPO's are shares of companies that are about to go public, priced in such a way that the holder may see share prices rise quickly after they begin trading.) Likewise, some investment firms were given access to IPO shares and allocated them among accounts in unfair ways. One mutual fund firm was sanctioned by the SEC for allocating a disproportionate number of shares to a small new fund, then marketing that fund's performance without disclosing either that the IPO's were the source of the performance or that future performance would unlikely have the same IPO benefit. I thought you'd be interested in what happened at Bridgeway.

First of all, IPO shares are almost never offered to Bridgeway. We are so aggressive in negotiating low commissions, that we simply are not going to get the same "perks" offered to firms paying several-fold more (at shareholders' expense). Since quantitative models rather than hot IPO's are our area of expertise, this is fine with us. Nevertheless, we did get offered IPO shares from one of our service providers.

Specifically, the shares were offered to that firm's contact at Bridgeway. This Bridgeway partner informed me of her offer and that I might also be offered shares. As you may know, however, Bridgeway's policy is that our portfolio managers are precluded from buying stock that Bridgeway Fund portfolios might also potentially purchase (which is pretty much the entire universe of publicly traded U.S. listed stocks). Thus, my only outlet for investing in the stock market is through the mutual funds we manage, and I pay the same price for my shares that any other potential shareholder would pay. So the IPO shares were not a possibility for me. I did some analysis of this particular IPO and estimated that the shares would likely significantly appreciate on the first day of trading (which did happen). However, we decided there was also a conflict of interest for our other Bridgeway partner, and she deferred in favor of offering them to our only portfolio for which the IPO was an appropriate investment.

www.bridgewayfund.com

We are very happy to have launched our new web site. It is quite pleasing in color and style and much easier to navigate than our former site. The NAV charts give more information, and the lower section on the home page lists our recent appearances in the press.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming - both favorable and critical.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

[BRIDGEWAY FUNDS LOGO]


November 7, 2002                                       September Quarter Report


Dear Fellow Aggressive Investors 2 Shareholder,

Amid the continuing ugly bear market, our relative performance for the September quarter was the reverse of our experience in the prior eight months. We beat our benchmark of small stocks, but lagged the S&P 500 and Lipper Capital Appreciation Fund Indexes. Our Portfolio return was negative 18.7% for the quarter, versus a decline of 17.3% for the S&P 500 Index and 15.7% for the Lipper Capital Appreciation. I'm disappointed not to have done better.

For the short 11-month period since inception, we lead the S&P 500 Index by over 5% and our peer benchmark by 4%. We lag the Russell 2000 Index of small companies by 2.4%.

Performance Summary

TRANSLATION: It was a nasty quarter. I have some "makeup" work to do to get our Portfolio back into positive territory.

The table below presents our September quarter and life-to-date financial results according to the formula required by the SEC.

                                                         September Qtr.       Life-to-Date
                                                             7/1/02             10/31/01
                                                         to 9/30/02(3)        to 9/30/02(3)
                                                         --------------       -------------
              Aggressive Investors 2 Portfolio              (18.7)%               (16.7)%
              S&P 500 Index (large companies)(1)            (17.3)%               (22.0)%
              Russell 2000 (small companies)(1)             (21.4)%               (14.3)%
              Lipper Capital Appreciation Funds(2)          (15.7)%               (21.1)%

         (1) The S&P 500 and Russell 2000 are unmanaged indexes of large and small companies, respectively, with dividends reinvested. (2) The Lipper Capital Appreciation Funds reflect the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper Analytical Services, Inc. (3) Periods less than one year are not annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Technology continued what looks like a "free-fall" on the stock charts. Fortunately, we did not own very many technology stocks. The only place to "hide out" in the September quarter was healthcare stocks. Unfortunately, we did not own too many of them either.

No portfolio holdings gained as much as 30% this quarter, which is unusual for Aggressive Investors 2, even in a down quarter. Only two gained more than 20%. I do not see any particular patterns among large or small stocks, more growth- or more value-oriented ones. There appeared to be very few places to "hide" in the quarter except outside of the stock market. This was particularly true in the month of July, when the last of our stocks that had really held up during the first half of the calendar year were also "clobbered." Fortunately, September was a bit more kind, and we ended the quarter ahead of two of our benchmarks. The following stocks gained more than 20%.

          Rank     Description                          Industry                      % Gain
          ----     -----------                          --------                      ------
             1     Chattem Inc                          Cosmetics/Personal Care       21.6%
             2     Michaels Stores Inc                  Retail                        20.6%

Chattem Inc. was a new holding in the quarter and represented our third largest holding (4.4%) at quarter end. The company makes over-the-counter pharmaceuticals, toiletries and cosmetics. After sales and earnings plummeted in 2000 and 2001, the company appears to have turned performance around, and Wall Street has taken notice. Fundamental financial indicators are pointing toward good things for the future, but (unlike the rest of the market) the stock price is not nearly as cheap as it was a year ago.

Unfortunately, most of our stocks reflected the market rout. Twelve of our stocks that declined at least 30%:

          Rank    Description                          Industry                        % Loss
          ----    -----------                          --------                        ------
             1    Actrade Financial Technologies Ltd   Commercial Services             (68.8)%
             2    Freemarkets Inc                      Internet                        (64.9)%
             3    Quovadx Inc                          Internet                        (64.0)%
             4    Wet Seal Inc                         Retail                          (55.4)%
             5    CKE Restaurants Inc                  Retail                          (53.4)%
             6    HealthTronics Surgical Services Inc. Healthcare-Products             (52.1)%
             7    JP Morgan Chase & Co                 Diversified Financial Services  (43.6)%
             8    Ford Motor Co                        Auto Manufacturers              (38.8)%
             9    Central European Distribution Corp   Distribution/Wholesale          (38.2)%
            10    ESS Technology                       Semiconductors                  (35.9)%
            11    Airborne Inc                         Transportation                  (33.2)%
            12    Ltd Brands                           Retail                          (31.4)%

Consumer cyclical stocks represented an unusually large 42% of our portfolio coming into the September quarter, and they were well represented on our list of biggest decliners. (These included stocks in the retail, auto, and wholesale distribution industries above.) I provided an update on Actrade in last quarter's report. (It is on our web site if you missed it.) We closed out the position in this sad stock in July.

Internet stocks accounted for 3.5% of our Portfolio at the beginning of the quarter. Two of these, Freemarkets and Quovadx, were our second and third worst performers. The only bright spot among Internet stocks was E*TRADE, the online brokerage firm. This company has also suffered badly in the last couple of years, amid carnage in both the Internet and brokerage industries. However, we picked up a new position during the quarter at depressed prices and show an average 13% gain for the quarter. I believe that it has a balance sheet strong enough to weather the storm.

Top Ten Holdings

On September 30, 2002 our top ten holdings represented 38.7% of Portfolio net assets. Two stocks represented more than 5% of net assets. Nevertheless, the list demonstrates fairly strong diversification, as eight different industries are represented on this list. For the second quarter in a row, we have one Internet company in the top ten, E*Trade, a new holding (as discussed above). Consumer cyclicals (primarily home builders and retail stores) remain our largest sector representation at 29%, followed by consumer non-cyclicals (primarily commercial services, but also food and healthcare) at 26%.

Here are the top ten holdings at the end of September:

                                                                                       Percent of
        Rank      Description                          Industry                        Net Assets
        ----      -----------                          --------                        ----------
            1     Trex Co Inc                          Building Materials                6.3%
            2     Jo-Ann Stores Inc                    Retail                            5.4%
            3     Chattem Inc                          Cosmetics/Personal Care           4.4%
            4     Bio-Rad Laboratories Inc             Biotechnology                     3.6%
            5     Career Education Corp                Commercial Services               3.4%
            6     E*TRADE Group Inc                    Internet                          3.3%
            7     Apollo Group Inc                     Commercial Services               3.3%
            8     Sharper Image Corp                   Retail                            3.1%
            9     NVR Inc                              Home Builders                     3.0%
           10     Analogic Corp                        Electronics                       2.8%
                                                                                        ----
                                                                                        38.7%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, September 30, 2002; security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Am I Supposed to Like This?

No one likes a down market. But it does provide an opportunity to reflect on your particular fund and to think about its performance relative to your expectations. The fund absolute performance and fund performance relative to the market overall provides one strategy. I picture it this way:

                            Portfolio Relative Performance

                                 Poor          Favorable
                            -------------    -------------
                            -------------    -------------
Market Up                         1                3
                            -------------    -------------
Market Down                       2                4
                            -------------    -------------


When the market is going up and your fund is doing even better, you're probably very happy (box 3). If the market (specifically a relevant market index) is down and your fund is down more (box 2), you're suffering and are likely very unhappy, as your fund adds "insult to injury." (From my discussion last quarter, you may want to focus on long-term rather than short-term performance trends, however.) But what's interesting to think about is whether you're happier when the market is up and your fund is also up but trailing the market (box 1), or when the market is down and your fund is also down but leading the market (box
4).

I am happier in box 4. This is because I'm invested for the long term. I figure if we can beat the market in most good and bad periods, eventually the economy will lead to a rising stock market, and I will end up in the upper right hand box, namely with a (long-term) rising market and a market-beating return. Shorter-term, negative, market-beating returns don't bother me.

Which box, 1 or 4, do you prefer? If you prefer box 1 because you really dislike the possibility of negative returns, you might consider a more conservative fund, such as Bridgeway Balanced Portfolio. (Balanced Portfolio will also see some negative returns, but it is designed to be much tamer than Aggressive Investors 2.) Keep in mind that after inflation and taxes, any fund can have a negative return, and income-oriented funds are more vulnerable in the long term to these negative forces.

An Optimist in a Bear Market

With informed optimism, I continue waiting for a rebound year. In fact, faith in the resilience of the U.S. economy and a belief in dollar-cost averaging, lead me to believe that - a decade from now - in hindsight, we will see the current period as a good time to invest.

As I review the last 76 years of market returns, I am optimistic for several reasons. 1) The rare back-to-back negative annual total returns have usually been followed by a favorable period. Following the last bear market "three-peat" from 1939 to 1941, the market rebounded 20% in 1942 and 26% in 1943. (However, since we had such high returns through the 1990's, I do not anticipate a rebound as large as 26 %.) 2) The stock market tends to lead, not follow, the economy out of a recession. 3) The stock market has recovered to prewar levels within a one-year timeframe in a majority of cases.

With the appropriate caveat that 1) past performance does not guarantee future returns (for example, it is possible to have four years of a bear market) and 2) I absolutely don't believe it is possible to call a market bottom, I do believe the opportunity risk of being out of the market (the risk that a recovery will pass an investor by) is significantly greater than the risk of a continued major downturn.

Return to the Peak

One of my measures of risk is how long it takes to return to a previous peak. For example, in April of 1998 our Aggressive Investors 1 Portfolio had a market peak. The bottom was in October of 1998 (a 47.5% decline from peak to base), and it took until January 1999, nine months from the peak to "get whole" again. I am starting to count the months now since the peak of Aggressive Investors 2 in May 2002. At the bottom in July, 2002, we had dropped 32.0%. Through September 2002, we are down 24.5%, and we are 5 months along. Clearly, we're in an extended bear market. I'll celebrate when we "get whole."

Some Managers Don't Say

In a recent article in the Wall Street Journal, the writers documented criticism by shareholders, financial advisers, and the SEC that in their shareholder reports, many fund managers don't tell shareholders what actually happened to performance and why. By this point in the letter, I hope you feel that I have. (If not, please call and let us know how we can improve.) The article suggests that in a down market too many managers talk about things like "investor disillusionment, bemoaning terrorism, and ruminating on what foreign investors have been up to lately." I think Bridgeway would rate highly on some criteria mentioned in the article including insights into the investment process. However, I rarely provide insights on the markets for the period of the report. I sometimes provide data about relative returns, such as for small stocks or large stocks. I may talk about very long-term trends, although my market insights are pretty weak because I spend almost all my investment management time picking stocks rather than prognosticating about the economy or the market. So, now I'm going to give you my deepest insights about the recent market. . .

Market Insights

I really think this bear market has gone on long enough.

Sorry, that's it. I'm back to finding the next stock pick.

Fund Family Performance

By shareholder request I present performance of all the Bridgeway portfolios periodically. I want to share some recent analysis on the average performance of domestic equity fund families. The chart below is a way to highlight our relative performance rankings as a fund family compared to our 200+ peers. This histogram uses the popular Morningstar rankings for the current collection of portfolios within each fund family. Bridgeway is proud of our average star rankings. We were only outshone by one family. Needless to say, we are not just one or two amazing investment choices, we are the Joneses.

What Bridgeway Did with IPO's

One of the current business press issues is the disclosure of corporate executives that were offered shares of "hot" initial public offerings, probably with intimations of inappropriate "buying influence." (Hot IPO's are shares of companies that are about to go public, priced in such a way that the holder may see share prices rise quickly after they begin trading.) Likewise, some investment firms were given access to IPO shares and allocated them among accounts in unfair ways. One mutual fund firm was sanctioned by the SEC for allocating a disproportionate number of shares to a small new fund, then marketing that fund's performance without disclosing either that the IPO's were the source of the performance or that future performance would unlikely have the same IPO benefit. I thought you'd be interested in what happened at Bridgeway.

First of all, IPO shares are almost never offered to Bridgeway. We are so aggressive in negotiating low commissions, that we simply are not going to get the same "perks" offered to firms paying several-fold more (at shareholders' expense). Since quantitative models rather than hot IPO's are our area of expertise, this is fine with us. Nevertheless, we did get offered IPO shares from one of our service providers.

Specifically, the shares were offered to that firm's contact at Bridgeway. This Bridgeway partner informed me of her offer and that I might also be offered shares. As you may know, however, Bridgeway's policy is that our portfolio managers are precluded from buying stock that Bridgeway Fund portfolios might also potentially purchase (which is pretty much the entire universe of publicly traded U.S. listed stocks). Thus, my only outlet for investing in the stock market is through the mutual funds we manage, and I pay the same price for my shares that any other potential shareholder would pay. So the IPO shares were not a possibility for me. I did some analysis of this particular IPO and estimated that the shares would likely significantly appreciate on the first day of trading (which did happen). However, we decided there was also a conflict of interest for our other Bridgeway partner, and she deferred in favor of offering them to our only portfolio for which the IPO was an appropriate investment. Our Bridgeway guideline, "take care of shareholders first and other things will fall into place" proved to be the best plan once again.

                                  [BAR CHART]

                      MORNINGSTAR RANKING OF FUND FAMILIES

                                           # OF FUND FAMILIES
Average           ---------------------------------------------------------------------
 Stars              0      10      20      30      40      50      60      70      80
---------------------------------------------------------------------------------------
  1.0               1
---------------------------------------------------------------------------------------
  1.5               3
---------------------------------------------------------------------------------------
  2.0                       9
---------------------------------------------------------------------------------------
  2.5                                      27
---------------------------------------------------------------------------------------
  3.0                                                                      69
---------------------------------------------------------------------------------------
  3.5                                                              61
---------------------------------------------------------------------------------------
  4.0                                      26
---------------------------------------------------------------------------------------
  4.5               4
---------------------------------------------------------------------------------------
  5.0*              2
---------------------------------------------------------------------------------------
             [Bridgeway Funds
              (Average 4.6)]

-------------
* No fund families averaged 5.0 stars.

www.bridgewayfund.com

We are very happy to have launched our new web site. It is quite pleasing in color and style and much easier to navigate than our former site. The NAV charts give more information, and the lower section on the home page lists our recent appearances in the press.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming - both favorable and critical.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

[BRIDGEWAY FUNDS LOGO]




November 7, 2002                                       September Quarter Report


Dear Fellow Balanced Portfolio Shareholders:

The Balanced Portfolio's total return for the quarter ending September 30, 2002 was negative 5.9%. This performance compares to the 9.9% decline for the Lipper Balanced Fund Index and a 2.4% return for the Balanced Benchmark. I think the best word to describe the 3rd quarter is dismal. Most major averages posted their largest quarterly declines since the 4th quarter of 1987. On a relative basis we held our own.

According to data from Lipper, the Balanced Portfolio ranked 16th of 513 balanced funds for the quarter, 5th of 494 for the year to date and 5th of 488 for the last 12 months.

Performance Summary

TRANSLATION: It is tough to look at a negative return for the quarter and from inception, but we try to give you "just the facts". We are down 5.9% for the quarter and 5.3% over the life of the fund. The good news is that we have significantly outperformed the average balanced fund in Lipper's database over all periods. We underperformed the Balanced Benchmark for the quarter but are still ahead since inception. Interest rates continued their dramatic decline, as you can see from another fine quarter for the Bloomberg/EFFAS Bond Index. There is no way to predict what rates will do, but as I tell myself often, they cannot continue to decline at this pace for much longer. The money flows from stock to bond funds are interesting to note. AMG Data Services, which tracks mutual fund flows, calculates that $51.1 billion left stock funds and $54.3 billion went into bond funds during the 3rd quarter.

The table below presents our September quarter, one year and inception-to-date financial results according to the formula required by the SEC.

                                                September Qtr.       1 Year       Life-to-Date
                                                    7/1/02          10/1/01         7/1/01 to
                                                to 9/30/02(4)     to 9/30/02      to 9/30/02(5)
                                                -------------     ----------      -------------
         Balanced Portfolio                           (5.9)%           1.2%          (5.3)%
         Lipper Balanced Fund Index (1)               (9.9)%          (9.8)%        (13.6)%
         Bloomberg/EFFAS Bond Index (2)                2.4%            5.7%           7.4%
         Balanced Benchmark (3)                       (5.4)%          (4.8)%         (6.2)%

         (1) Performance of Balanced Fund Index, as measured by Lipper, Inc.

         (2) The Bloomberg/EFFAS Index is a transparent benchmark for the total return of the 1-3 year U.S. Government bond market.

         (3) Balanced Benchmark is a combined index of which 40% reflects the S&P 500 Index (an unmanaged index of large companies with dividends reinvested.) and 60% the Bloomberg/EFFAS U.S. Government 1-3 year Total Return Bond Index.

         (4) Periods less than one year are not annualized.

         (5) Periods longer than one year are annualized.

         Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: No portfolio holdings gained as much as 30% this quarter, and we had only one that gained more than 20%. In short, there was no place to hide in the equity markets. As you can see from the decliners list, we had 18 stocks that fell by more than 30%. That is twice the number of stocks that were on this dubious list in the 2nd quarter.

Only one stock gained at least 20% - Ball Corporation at 21.4%. A well-known entity in the world of canning, Ball Corporation is also a supplier of metal and plastic packaging to the beverage and food industries. The company also owns Ball Aerospace and Technologies Corp., supplier of aerospace and other high technology products and services.

Stocks that declined at least 30%:

    Rank   Description                                Industry                        % Loss
    ----   -----------                                --------                        ------

      1    Georgia-Pacific Corp                       Forest Products & Paper         (46.8)%
      2    Sabre Holdings Corp                        Leisure Time                    (46.0)%
      3    Maytag Corp                                Home Furnishings                (45.7)%
      4    JP Morgan Chase & Co                       Diversified Financial Services  (40.3)%
      5    MGIC Investment Corp                       Insurance                       (39.8)%
      6    Broadcom Corp                              Semiconductors                  (39.1)%
      7    Novellus Systems Inc                       Semiconductors                  (38.8)%
      8    Texas Instruments Inc                      Semiconductors                  (37.7)%
      9    Best Buy Co Inc                            Retail                          (36.2)%
      10   Interpublic Group Co's Inc                 Advertising                     (36.0)%
      11   Yahoo Inc                                  Internet                        (35.2)%
      12   FleetBoston Financial Corp                 Banks                           (34.3)%
      13   Supervalu Inc                              Food                            (34.2)%
      14   Agere Systems Class B Inc                  Semiconductors                  (34.0)%
      15   Cendant Corp                               Commercial Services             (32.2)%
      16   Verizon Communications Inc                 Telecommunications              (31.7)%
      17   Ford Motor Co                              Auto Manufacturers              (31.5)%
      18   SBC Communications Inc                     Telecommunications              (30.5)%

When we have 18 stocks that declined by more than 30% in the quarter and our overall portfolio was down only 5.9%, we must be doing something right. I hope we are, but it is really just a matter of trying to execute what we set out to do in our prospectus. First, we are well represented with holdings in US Treasury Bills and Notes. Secondly, we are well diversified with representation in equities from almost every sector of the economy. We also own a mix of both value and growth, and while concentrated in large cap, we also own some small cap for diversification. Third, we sell covered calls and secured puts to help cushion the blow of declining stock prices. Fourth, we use futures and options to dampen volatility, in line with our investment objective of keeping short-term risk less than or equal to 40% of the stock market.

Top Ten Holdings

Here are the top ten stocks at the end of September quarter. Please note that the option positions included here are short puts. The percentages are based on a theoretical stock position, that is, as if we owned the underlying stock. We are obligated to buy the underlying stock at a specific strike price for a specific period of time.

On September 30, 2002 our top ten holdings represented 22.4% of Portfolio net assets. No stock represented more than 2.9% of net assets. Four of our top ten are banks or diversified financial service companies. These names would be considered large cap value as would Duke Energy, Dow Chemical and Ford Motor. Large cap value represented about 14.8% of the portfolio at quarter end. Three growth stocks made the top ten with the most recognizable name being Energizer Holdings, the battery company (the energizer bunny). Growth stocks in total represented about 13% of the portfolio.

                                                                                                Percent of
Rank    Description                                                       Industry              Net Assets
----    -----------                                                       --------              ----------
   1    US Bancorp, incl. Oct $22.5 put & Nov. $17.5 put                  Banks                     2.9%
   2    Duke Energy Corp., incl. Oct. $20 put & Oct. $25 put              Electric                  2.6%
   3    FleetBoston Financial Corp., incl. Oct. $22.5 put & Nov. $20 put  Banks                     2.4%
   4    Dow Chemical Co/The, incl. Oct $30 put                            Chemicals                 2.4%
   5    Bank of America Corp.                                             Banks                     2.3%
   6    Thor Industries Inc, incl. Nov. $35 put                           Leisure Time              2.2%
   7    Hovnanian Enterprises Oct. $35 & Nov. $30 put                     Home Builders             2.0%
   8    Ford Motor Co, incl. Oct. $10 put                                 Auto Manufacturers        2.0%
   9    Energizer Holdings Oct. $30 & Nov. $30 put                        Biotechnology             1.8%
  10    JP Morgan Chase & Co, incl. Oct. $25 & Nov. $17.5 put             Financial Services        1.8%
                                                                                                   ----
                                                                                                   22.4%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, September 30, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

Shareholders have expressed an interest in other Bridgeway Portfolios and in discussion of overall strategy and investment philosophy. The next few sections, written by John Montgomery, cover general topics that we have included in shareholder reports to each of the Bridgeway Portfolio investors.

Am I Supposed to Like This?

No one likes a down market. But it does provide an opportunity to reflect on your particular fund and to think about its performance relative to your expectations. The fund absolute performance and fund performance relative to the market overall provides one strategy. I picture it this way:

                             Portfolio Relative Performance

                                 Poor           Favorable
                             ------------     ------------
                             ------------     ------------
Market Up                         1                3
                             ------------     ------------
Market Down                       2                4
                             ------------     ------------

When the market is going up and your fund is doing even better, you're probably very happy (box 3). If the market (specifically a relevant market index) is down and your fund is down more (box 2), you're suffering and are likely very unhappy, as your fund adds "insult to injury." (From my discussion last quarter, you may want to focus on long-term rather than short-term performance trends, however.) But what's interesting to think about is whether you're happier when the market is up and your fund is also up but trailing the market (box 1), or when the market is down and your fund is also down but leading the market (box
4).

I am happier in box 4. This is because I'm invested for the long term. I figure if we can beat the market in most good and bad periods, eventually the economy will lead to a rising stock market, and I will end up in the upper right hand box, namely with a (long-term) rising market and a market-beating return. Shorter-term, negative, market-beating returns don't bother me.

Which box, 1 or 4, do you prefer? If you prefer box 1 because you really dislike the possibility of negative returns, Bridgeway Balanced Portfolio is probably a good choice for you. (Balanced Portfolio will also see some negative returns, but it is designed to be much tamer than Bridgeway's other equity funds.) Keep in mind that after inflation and taxes, any fund can have a negative return, and income-oriented funds are more vulnerable in the long term to these negative forces.

An Optimist in a Bear Market

With informed optimism, I continue waiting for a rebound year. In fact, faith in the resilience of the U.S. economy and a belief in dollar-cost averaging, lead me to believe that, a decade from now, we will in hindsight see the current period as a good time to invest.

As I review the last 76 years of market returns, I am optimistic for several reasons. 1) The rare back-to-back negative annual total returns have usually been followed by a favorable period. Following the last bear market "three-peat" from 1939 to 1941, the market rebounded 20% in 1942 and 26% in 1943. (However, since we had such high returns through the 1990's I do not anticipate a rebound as large as 26%.) 2) The stock market tends to lead, not follow, the economy out of a recession. 3) The stock market has recovered to prewar levels within a one-year timeframe in a majority of cases.

With the appropriate caveat that 1) past performance does not guarantee future returns (for example, it is possible to have four years of a bear market) and 2) I absolutely don't believe it is possible to call a market bottom, I do believe the opportunity risk of being out of the market (the risk that a recovery will pass an investor by) is significantly greater than the risk of a continued major downturn.

Some Managers Don't Say

In a recent article in the Wall Street Journal, the writers documented criticism by shareholders, financial advisers, and the SEC that in their shareholder reports, many fund managers don't tell shareholders what actually happened to performance and why. By this point in the letter, I hope you feel that I have. (If not, please call and let us know how we can improve.) The article suggests that in a down market too many managers talk about things like "investor disillusionment, bemoaning terrorism, and ruminating on what foreign investors have been up to lately." I think Bridgeway would rate highly on some criteria mentioned in the article including insights into the investment process. However, I rarely provide insights on the markets for the period of the report. I sometimes provide data about relative returns, such as for small stocks or large stocks. I may talk about very long-term trends, although my market insights are pretty weak because I spend almost all my investment management time picking stocks rather than prognosticating about the economy or the market. So, now I'm going to give you my deepest insights about the recent market. . .

Market Insights

I really think this bear market has gone on long enough.

Sorry, that's it. I'm back to finding the next stock pick.

Fund Family Performance

By shareholder request I present performance of all the Bridgeway portfolios periodically. I want to share some recent analysis on total domestic equity fund family performance. The chart below is a way to highlight our relative performance rankings as a fund family compared to our 200+ peers. This histogram uses the popular Morningstar rankings for the current collection of portfolios within each fund family.

Bridgeway is proud of our average star rankings. We were only outshone by one family. Needless to say, we are not just one or two amazing investment choices, we are the Joneses.

                                  [BAR CHART]

                      MORNINGSTAR RANKING OF FUND FAMILIES

                                           # OF FUND FAMILIES
Average           ---------------------------------------------------------------------
 Stars              0      10      20      30      40      50      60      70      80
---------------------------------------------------------------------------------------
  1.0               1
---------------------------------------------------------------------------------------
  1.5               3
---------------------------------------------------------------------------------------
  2.0                       9
---------------------------------------------------------------------------------------
  2.5                                      27
---------------------------------------------------------------------------------------
  3.0                                                                      69
---------------------------------------------------------------------------------------
  3.5                                                              61
---------------------------------------------------------------------------------------
  4.0                                      26
---------------------------------------------------------------------------------------
  4.5               4
---------------------------------------------------------------------------------------
  5.0*              2
---------------------------------------------------------------------------------------
             [Bridgeway Funds
              (Average 4.6)]

-------------
* No fund families averaged 5.0 stars.




What Bridgeway Did with IPO's

One of the current business press issues is the disclosure of corporate executives that were offered shares of "hot" initial public offerings, probably with intimations of inappropriate "buying influence." (Hot IPO's are shares of companies that are about to go public, priced in such a way that the holder may see share prices rise quickly after they begin trading.) Likewise, some investment firms were given access to IPO shares and allocated them among accounts in unfair ways. One mutual fund firm was sanctioned by the SEC for allocating a disproportionate number of shares to a small new fund, then marketing that fund's performance without disclosing either that the IPO's were the source of the performance or that future performance would unlikely have the same IPO benefit. I thought you'd be interested in what happened at Bridgeway.

First of all, IPO shares are almost never offered to Bridgeway. We are so aggressive in negotiating low commissions, that we simply are not going to get the same "perks" offered to firms paying several-fold more (at shareholders' expense). Since quantitative models rather than hot IPO's are our area of expertise, this is fine with us. Nevertheless, we did get offered IPO shares from one of our service providers.

Specifically, the shares were offered to that firm's contact at Bridgeway. This Bridgeway partner informed me of her offer and that I might also be offered shares. As you may know, however, Bridgeway's policy is that our portfolio managers are precluded from buying stock that Bridgeway Fund portfolios might also potentially purchase (which is pretty much the entire universe of publicly traded U.S. listed stocks). Thus, my only outlet for investing in the stock market is through the mutual funds we manage, and I pay the same price for my shares that any other potential shareholder would pay. So the IPO shares were not a possibility for me. I did some analysis of this particular IPO and estimated that the shares would likely significantly appreciate on the first day of trading (which did happen). However, we decided there was also a conflict of interest for our other Bridgeway partner, and she deferred in favor of offering them to our only portfolio for which the IPO was an appropriate investment.

www.bridgewayfund.com

We are very happy to have launched our new web site. It is quite pleasing in color and style and much easier to navigate than our former site. The NAV charts give more information, and the lower section on the home page lists our recent appearances in the press.

Conclusion

In closing, we would like to thank all shareholders for their support. We appreciate your feedback, so please call or write us with any questions or comments. We work for you and value your input.

Sincerely,

/s/ RICHARD P. CANCELMO, JR.

Richard P. Cancelmo, Jr.

[BRIDGEWAY FUNDS LOGO]



November 7, 2002                                        September Quarter Report


Dear Fellow Micro-Cap Limited Shareholder,

Our Portfolio's return was a steep negative 20.5% in the September quarter, compared to the 21.4% drop of the Russell 2000, 24.3% drop of the CRSP index of micro-cap stocks, and 18.8% decline of the Lipper Capital Appreciation Funds Index. While we beat our market benchmarks, it was definitely not a great quarter. Personally, I'm tired of the bear. I'm more pleased with the last full year, as we managed to pull a positive return "out of the hat" in an ugly market.

According to data from Morningstar, the Micro-Cap Limited Portfolio ranked 673rd of 985 small company funds for the quarter, 92nd of 910 for the last twelve months, and 10th of 689 over the last three years. We broke our eight-quarter streak of beating the Lipper Small-Cap Stock Fund Index.

Performance Summary

TRANSLATION: We beat each of our benchmarks over the last year, five years, and inception-to-date, but lagged the Lipper peer benchmark in the September quarter for the first time in two years.

The table below presents our quarter, one-year, and life-to-date financial results according to the formula required by the SEC.

                                                 September Qtr.      1 Year         Life-to-Date
                                                     7/1/02         10/1/01          7/1/98 to
                                                 to 9/30/02(4)     to 9/30/02       to 9/30/02(5)
                                                 --------------    ----------       -------------
        Micro-Cap Limited Portfolio                  (20.5)%            3.1%            16.3%
        Lipper Small-Cap Stock Funds (1)             (18.8)%          (11.3)%           (4.3)%
        Russell 2000 (small stocks) (2)              (21.4)%           (9.3)%           (4.1)%
        CRSP Cap-Based Portfolio 9 Index (3)         (24.2)%           (4.2)%            1.1%

        (1) The Lipper Small Cap Stock Funds is an index of small-cap funds compiled by Lipper Analytical Services, Inc. (2) The Russell 2000 is an unmanaged index of small stocks, with dividends reinvested. (3) The
        CRSP Cap-Based Portfolio 9 Index is an unmanaged index of 703 micro-cap companies compiled by the Center for Research in Security Prices, with dividends reinvested. (4) Periods less than one year are not annualized.
        (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Technology continued what looks like a "free-fall" on the stock charts. Fortunately, we were underweighted in technology stocks. The only place to "hide out" in the September quarter was healthcare stocks. Unfortunately, we were a bit underweighted in these too. It was a nasty quarter.

No portfolio holdings gained as much as 30% this quarter, which is unusual for Micro-Cap Limited, even in a down quarter. Three gained more than 20%. I can't see any particular patterns; the bear market caught up with some of our stocks that had held up well earlier in the year. Outside the stock market appeared to be the only place to "hide" in the quarter. This was particularly true in the month of July, when the last of our stocks that had really held up during the first half of the calendar year were also "clobbered." Fortunately, September was a bit more kind, and we ended the quarter ahead of our market benchmarks. The following stocks gained more than 20%. Fortunately, Chattem Inc. was a second largest holding at the beginning of the quarter.

             Rank     Description                              Industry                       % Gain
             ----     -----------                              --------                       ------
              1       Chattem Inc                              Cosmetics/Personal Care        29.6%
              2       Angelica Corp                            Textiles                       26.5%
              3       Alliance Gaming Corp                     Entertainment                  23.3%

There were many more stocks on the negative side of the ledger. Five of the worst seven were from technology/communications. None were among our larger holdings. Here are the stocks that declined at least 50%:

             Rank     Description                              Industry                        % Loss
             ----     -----------                              --------                        ------
              1       D&K Healthcare Resources Inc             Pharmaceuticals                 (74.8)%
              2       Westpoint Stevens Inc                    Textiles                        (74.4)%
              3       Acclaim Entertainment Inc                Software                        (68.8)%
              4       Superior Telecom Inc                     Telecommunications              (66.5)%
              5       Quovadx Inc                              Internet                        (64.0)%
              6       ViryaNetLtd                              Internet                        (63.5)%
              7       Information Resources Inc                Software                        (60.5)%
              8       Nash Finch Co                            Food                            (57.5)%
              9       Taser International Inc                  Electronics                     (57.1)%
              10      Orthodontic Centers Of America           Healthcare-Services             (53.6)%
              11      Advanced Lighting Technologies Inc       Electrical Components           (50.0)%
              12      HealthTronics Surgical Services Inc      Healthcare-Products             (50.0)%

D&K Healthcare Resources, a wholesale drug distributor, announced a surprising turnaround in sales and earnings growth. After five years of steady growth, Wall Street did not take this news kindly. Wall Street really doesn't like bad news in the current environment.

Top Ten Holdings

On September 30, 2002 our top ten holdings represented 34.8% of Portfolio net assets. Two stocks represented more than 5% of net assets. These ten stocks represent eight different industries. Our growth models continue to like Chattem Inc. Here are the top ten holdings at the end of September:

                                                                                              Percent of
             Rank     Description                              Industry                       Net Assets
             ----     -----------                              --------                       ----------
               1      Chattem Inc                              Cosmetics/Personal Care          5.9%
               2      Sharper Image Corp                       Retail                           5.0%
               3      Jo-Ann Stores Inc                        Retail                           4.1%
               4      VitalWorks Inc                           Software                         3.3%
               5      Wintrust Financial Corp                  Banks                            3.1%
               6      Aviall Inc                               Distribution/Wholesale           2.9%
               7      American Medical Security Group Inc      Healthcare-Services              2.7%
               8      Meritage Corp                            Home Builders                    2.7%
               9      Landry's Restaurants Inc                 Retail                           2.6%
              10      Port Financial Corp                      Savings & Loans                  2.5%
                                                                                              -----
                      Total                                                                    34.8%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, September 30, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

Am I Supposed to Like This?

No one likes a down market. But it does provide an opportunity to reflect on your particular fund and to think about its performance relative to your expectations. The fund absolute performance and fund performance relative to the market overall provides one strategy. I picture it this way:

                             Portfolio Relative Performance

                                 Poor           Favorable
                           --------------    ----------------
                           --------------    ----------------
Market Up                         1                3
                           --------------    ----------------
Market Down                       2                4
                           --------------    ----------------


When the market is going up and your fund is doing even better, you're probably very happy (box 3). If the market (specifically a relevant market index) is down and your fund is down more (box 2), you're suffering and are likely very unhappy, as your fund adds "insult to injury." (From my discussion last quarter, you may want to focus on long-term rather than short-term performance trends, however.) But what's interesting to think about is whether you're happier when the market is up and your fund is also up but trailing the market (box 1), or when the market is down and your fund is also down but leading the market (box
4).

I am happier in box 4. This is because I'm invested for the long term. I figure if we can beat the market in most good and bad periods, eventually the economy will lead to a rising stock market, and I will end up in the upper right hand box, namely with a (long-term) rising market and a market-beating return. Shorter-term, negative, market-beating returns don't bother me.

Which box, 1 or 4, do you prefer? If you prefer box 1 because you really dislike the possibility of negative returns, you might consider a more conservative fund, such as Bridgeway Balanced Portfolio. (Balanced Portfolio will also see some negative returns, but it is designed to be much tamer than Micro-Cap Limited.) Keep in mind that after inflation and taxes, any fund can have a negative return, and income-oriented funds are more vulnerable in the long term to these negative forces.

An Optimist in a Bear Market

With informed optimism, I continue waiting for a rebound year. In fact, faith in the resilience of the U.S. economy and a belief in dollar-cost averaging, lead me to believe that, a decade from now, we will in hindsight see the current period as a good time to invest.

As I review the last 76 years of market returns, I am optimistic for several reasons. 1) The rare back-to-back negative annual total returns have usually been followed by a favorable period. Following the last bear market "three-peat" from 1939 to 1941, the market rebounded 20% in 1942 and 26% in 1943. (However, since we had such high returns through the 1990's I do not anticipate a rebound as large as 26 %.) 2) The stock market tends to lead, not follow, the economy out of a recession. 3) The stock market has recovered to prewar levels within a one-year timeframe in a majority of cases.

With the appropriate caveat that 1) past performance does not guarantee future returns (for example, it is possible to have four years of a bear market) and 2) I absolutely don't believe it is possible to call a market bottom, I do believe the opportunity risk of being out of the market (the risk that a recovery will pass an investor by) is significantly greater than the risk of a continued major downturn.

Some Managers Don't Say

In a recent article in the Wall Street Journal, the writers documented criticism by shareholders, financial advisers, and the SEC that in their shareholder reports, many fund managers don't tell shareholders what actually happened to performance and why. By this point in the letter, I hope you feel that I have. (If not, please call and let us know how we can improve.) The article suggests that in a down market too many managers talk about things like "investor disillusionment, bemoaning terrorism, and ruminating on what foreign investors have been up to lately." I think Bridgeway would rate highly on some criteria mentioned in the article including insights into the investment process. However, I rarely provide insights on the markets for the period of the report. I sometimes provide data about relative returns, such as for small stocks or large stocks. I may talk about very long-term trends, although my market insights are pretty weak because I spend almost all my investment management time picking stocks rather than prognosticating about the economy or the market. So, now I'm going to give you my deepest insights about the recent market. . .

Market Insights

I really think this bear market has gone on long enough.

Sorry, that's it. I'm back to finding the next stock pick.

Fund Family Performance

By shareholder request I present performance of all the Bridgeway portfolios periodically. I want to share some recent analysis on total domestic equity fund family performance. The chart below is a way to highlight our relative performance rankings as a fund family compared to our 200+ peers. This histogram uses the popular Morningstar rankings for the current collection of portfolios within each fund family. Bridgeway is proud of our average star rankings. We were only outshone by one family. Needless to say, we are not just one or two amazing investment choices, we are the Joneses.

                                  [BAR CHART]

                      MORNINGSTAR RANKING OF FUND FAMILIES

                                           # OF FUND FAMILIES
Average           ---------------------------------------------------------------------
 Stars              0      10      20      30      40      50      60      70      80
---------------------------------------------------------------------------------------
  1.0               1
---------------------------------------------------------------------------------------
  1.5               3
---------------------------------------------------------------------------------------
  2.0                       9
---------------------------------------------------------------------------------------
  2.5                                      27
---------------------------------------------------------------------------------------
  3.0                                                                      69
---------------------------------------------------------------------------------------
  3.5                                                              61
---------------------------------------------------------------------------------------
  4.0                                      26
---------------------------------------------------------------------------------------
  4.5               4
---------------------------------------------------------------------------------------
  5.0*              2
---------------------------------------------------------------------------------------
             [Bridgeway Funds
              (Average 4.6)]

-------------
* No fund families averaged 5.0 stars.

What Bridgeway Did with IPO's

One of the current business press issues is the disclosure of corporate executives that were offered shares of "hot" initial public offerings, probably with intimations of inappropriate "buying influence." (Hot IPO's are shares of companies that are about to go public, priced in such a way that the holder may see share prices rise quickly after they begin trading.) Likewise, some investment firms were given access to IPO shares and allocated them among accounts in unfair ways. One mutual fund firm was sanctioned by the SEC for allocating a disproportionate number of shares to a small new fund, then marketing that fund's performance without disclosing either that the IPO's were the source of the performance or that future performance would unlikely have the same IPO benefit. I thought you'd be interested in what happened at Bridgeway.

First of all, IPO shares are almost never offered to Bridgeway. We are so aggressive in negotiating low commissions, that we simply are not going to get the same "perks" offered to firms paying several-fold more (at shareholders' expense). Since quantitative models rather than hot IPO's are our area of expertise, this is fine with us. Nevertheless, we did get offered IPO shares from one of our service providers.

Specifically, the shares were offered to that firm's contact at Bridgeway. This Bridgeway partner informed me of her offer and that I might also be offered shares. As you may know, however, Bridgeway's policy is that our portfolio managers are precluded from buying stock that Bridgeway Fund portfolios might also potentially purchase (which is pretty much the entire universe of publicly traded U.S. listed stocks). Thus, my only outlet for investing in the stock market is through the mutual funds we manage, and I pay the same price for my shares that any other potential shareholder would pay. So the IPO shares were not a possibility for me. I did some analysis of this particular IPO and estimated that the shares would likely significantly appreciate on the first day of trading (which did happen). However, we decided there was also a conflict of interest for our other Bridgeway partner, and she deferred in favor of offering them to our only portfolio for which the IPO was an appropriate investment.

www.bridgewayfund.com

We are very happy to have launched our new web site. It is quite pleasing in color and style and much easier to navigate than our former site. The NAV charts give more information, and the lower section on the home page lists our recent appearances in the press.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming - both favorable and critical.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

[BRIDGEWAY FUNDS LOGO]                                           [GRAPHIC]

November 7, 2002

September Quarter Report

                                                                    (See page 4)
Dear Fellow Aggressive Investors 1 Shareholder,

Our Portfolio's return was negative 14.1% in the September quarter, compared to the 17.3% drop of the S&P 500 Index and 15.7% decline of the Lipper Capital Appreciation Funds Index. A double digit negative return is never pretty, but I'm glad to have continued to soften the effect of this bear market's decline in the September quarter.

According to data from Morningstar, the Aggressive Investors 1 Portfolio ranked 51st of 256 aggressive growth funds for the quarter, 16th of 243 for the last twelve months and 2nd of 114 over the last five years. We have outperformed our Lipper benchmark of capital appreciation funds in seven of the last seven quarters, in fifteen of the last sixteen quarters, and during the last one year, five years, and since inception.

Performance Summary

TRANSLATION: We beat each of our benchmarks over the last quarter, one year, five years, and inception-to-date. For those time periods, it's a clean sweep.

The table below presents our September quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.

                                          September Qtr.    1 Year          5 Year        Life-to-Date
                                             7/1/02         10/1/01         10/1/97          8/5/94
                                           to 9/30/02(4)   to 9/30/02    to 9/30/02(5)    to 9/30/02(5)
                                          --------------   ----------    -------------    -------------
   Aggressive Investors 1 Portfolio(1)        (14.1)%          (5.3)%         14.2%           20.8%
   S&P 500 Index (large companies)(2)         (17.3)%         (20.5)%         (1.6)%           9.2%
   Russell 2000 (small companies)(2)          (21.4)%          (9.3)%         (3.2)%           6.4%
   Lipper Capital Appreciation Funds(3)       (15.7)%         (17.6)%         (3.1)%           6.2%

         (1) Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. (2) The S&P 500 and Russell 2000 are unmanaged indexes of large and small companies, respectively, with dividends reinvested.
         (3) The Lipper Capital Appreciation Funds reflect the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper Analytical Services, Inc. (4) Periods less than one year are not annualized. (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Technology continued what looks like a "free-fall" on the stock charts. Fortunately, we did not own very many technology stocks. The only place to "hide out" in the September quarter was healthcare stocks. Unfortunately, we did not own too many of them either. Our overall stock picking helped perhaps a few percentage points, but it was still a nasty quarter.

No portfolio holdings gained as much as 30% this quarter, which is unusual for Aggressive Investors 1, even in a down quarter. Three gained more than 20%. I can't see any particular patterns, either among large or small stocks, more growth or more value-oriented ones. There appeared to be very few places to "hide" in the quarter except outside of the stock market. This was particularly true in the month of July, when the last of our stocks that had really held up during the first half of the calendar year were also

"clobbered." Fortunately, September was a bit more kind, and we ended the quarter ahead of our benchmarks. The following stocks gained more than 20%. None were particularly large positions.

          Rank     Description                               Industry                 % Gain
          ----     -----------                               --------                 ------
             1     E-Loan Inc.                               Internet                 25.5%
             2     Alliance Gaming Corp.                     Entertainment            23.3%
             3     Michaels Stores Inc.                      Retail                   20.2%

There were many more stocks on the negative side of the ledger. Amazingly, they represented every single sector of the economy in this very broad based bear market. Here are the stocks that declined at least 30%:

          Rank     Description                          Industry                         % Loss
          ----     -----------                          --------                         ------
             1     Actrade Financial Technologies Ltd.  Commercial Services              (61.5)%
             2     Register.com                         Internet                         (57.5)%
             3     Wet Seal Inc.                        Retail                           (55.4)%
             4     SED International Holdings Inc.      Distribution/Wholesale           (43.7)%
             5     JP Morgan Chase & Company            Diversified Financial Services   (43.6)%
             6     Ford Motor Company                   Auto Manufacturers               (38.8)%
             7     ESS Technology                       Semiconductors                   (35.9)%
             8     Firepond Inc.                        Internet                         (35.0)%
             9     Duke Energy Corp.                    Electric                         (31.2)%
             10    Airborne Inc.                        Transportation                   (30.9)%
             11    Ltd Brands                           Retail                           (30.7)%
             12    New Century Financial Corp.          Diversified Financial Services   (30.3)%

I provided an update on Actrade in last quarter's report. We closed out the position in this sad stock in July. Register.com was a small position that we had been "exiting" since April, as the company fundamentals began to deteriorate. It would have been better to have sold this stock at the first hint of trouble. (Statistically, however, that is not always the best strategy.)

Top Ten Holdings

On September 30, 2002 our top ten holdings represented 33.1% of Portfolio net assets. No stock represented as much as 5% of net assets. Three of our top ten are home builders, an industry that represents 10% of net assets. For the fourth quarter in a row, we have one Internet company in the top ten, E*Trade, a new holding. The double pounding of both the technology (especially Internet) stocks and brokerage stocks has really hurt E*TRADE's market performance over the last year. Our models think the price is mighty cheap, however, and I expect it to do very well if (when) the market recovers. It has a balance sheet strong enough to wait out the storm. Consumer cyclicals (primarily home builders and retail stores) remain our largest sector representation at 29%, followed by consumer non-cyclicals (primarily commercial services, but also food and healthcare) at 25%.

Here are the top ten holdings at the end of September:

                                                                                        Percent of
         Rank      Description                               Industry                   Net Assets
         ----      -----------                               --------                   ----------
            1     Ryland Group Inc.                         Home Builders                 4.1%
            2     Apollo Group Inc.                         Commercial Services           3.8%
            3     NVR Inc.                                  Home Builders                 3.7%
            4     Career Education Corp.                    Commercial Services           3.4%
            5     E*TRADE Group Inc.                        Internet                      3.4%
            6     Michaels Stores Inc.                      Retail                        3.1%
            7     Cognizant Technology Solutions Corp.      Computers                     3.0%
            8     Coors (Adolph)                            Beverages                     2.9%
            9     Electronic Arts Inc.                      Software                      2.8%
           10     Hovnanian Enterprises Inc.                Home Builders                 2.8%
                                                                                         ----
                                                                                         33.1%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, September 30, 2002; security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Am I Supposed to Like This?

No one likes a down market. But it does provide an opportunity to reflect on your particular fund and to think about its performance relative to your expectations. The fund absolute performance and fund performance relative to the market overall provides one strategy. I picture it this way:

                            Portfolio Relative Performance

                                 Poor          Favorable
                             -----------      -----------
                             -----------      -----------
Market Up                         1                3
                             -----------      -----------
Market Down                       2                4
                             -----------      -----------

When the market is going up and your fund is doing even better, you're probably very happy (box 3). If the market (specifically a relevant market index) is down and your fund is down more (box 2), you're suffering and are likely very unhappy, as your fund adds "insult to injury." (From my discussion last quarter, you may want to focus on long-term rather than short-term performance trends, however.) But what's interesting to think about is whether you're happier when the market is up and your fund is also up but trailing the market (box 1), or when the market is down and your fund is also down but leading the market (box
4).

I am happier in box 4. This is because I'm invested for the long term. I figure if we can beat the market in most good and bad periods, eventually the economy will lead to a rising stock market, and I will end up in the upper right hand box, namely with a (long-term) rising market and a market-beating return. Shorter-term, negative, market-beating returns don't bother me.

Which box, 1 or 4, do you prefer? If you prefer box 1 because you really dislike the possibility of negative returns, you might consider a more conservative fund, such as Bridgeway Balanced Portfolio. (Balanced Portfolio will also see some negative returns, but it is designed to be much tamer than Aggressive Investors 1.) Keep in mind that after inflation and taxes, any fund can have a negative return, and income-oriented funds are more vulnerable in the long term to these negative forces.

An Optimist in a Bear Market

With informed optimism, I continue waiting for a rebound year. In fact, faith in the resilience of the U.S. economy and a belief in dollar-cost averaging, lead me to believe that, a decade from now, we will in hindsight see the current period as a good time to invest.

As I review the last 76 years of market returns, I am optimistic for several reasons. 1) The rare back-to-back negative annual total returns have usually been followed by a favorable period. Following the last bear market "three-peat" from 1939 to 1941, the market rebounded 20% in 1942 and 26% in 1943. (However, since we had such high returns through the 1990's I do not anticipate a rebound as large as 26%.) 2) The stock market tends to lead, not follow, the economy out of a recession. 3) The stock market has recovered to prewar levels within a one-year timeframe in a majority of cases.

With the appropriate caveat that 1) past performance does not guarantee future returns (for example, it is possible to have four years of a bear market) and 2) I absolutely don't believe it is possible to call a market bottom, I do believe the opportunity risk of being out of the market (the risk that a recovery will pass an investor by) is significantly greater than the risk of a continued major downturn.

Return to the Peak

One of my measures of risk is how long it takes to return to a previous peak. For example, in April of 1998 our Portfolio had a market peak. The bottom was in October of 1998 (a 47.5% decline from peak to base), and it took until January 1999, nine months from the peak to "get whole" again. I am starting to count the months now since our peak in August, 2000. Through September 2002, we are down 42.8% and we are 13 months along. I'll track the "return to the peak" on page one of our shareholder letters in the upper right hand corner. Clearly, we're in an extended bear market. I'll celebrate when we "get whole."

Some Managers Don't Say

In a recent article in the Wall Street Journal, the writers documented criticism by shareholders, financial advisers, and the SEC that in their shareholder reports, many fund managers don't tell shareholders what actually happened to performance and why. By this point in the letter, I hope you feel that I have. (If not, please call and let us know how we can improve.) The article suggests that in a down market too many managers talk about things like "investor disillusionment, bemoaning terrorism, and ruminating on what foreign investors have been up to lately." I think Bridgeway would rate highly on some criteria mentioned in the article including insights into the investment process. However, I rarely provide insights on the markets for the period of the report. I sometimes provide data about relative returns, such as for small stocks or large stocks. I may talk about very long-term trends, although my market insights are pretty weak because I spend almost all my investment management time picking stocks rather than prognosticating about the economy or the market. So, now I'm going to give you my deepest insights about the recent market. . .

Market Insights

I really think this bear market has gone on long enough.

Sorry, that's it. I'm back to finding the next stock pick.

Fund Family Performance

By shareholder request I present performance of all the Bridgeway portfolios periodically. I want to share some recent analysis on total domestic equity fund family performance. The chart below is a way to highlight our relative performance rankings as a fund family compared to our 200+ peers. This histogram uses the popular Morningstar rankings for the current collection of portfolios within each fund family. Bridgeway is proud of our average star rankings. We were only outshone by one family. Needless to say, we are not just one or two amazing investment choices, we are the Joneses.

                                  [BAR CHART]

                      MORNINGSTAR RANKING OF FUND FAMILIES

                                           # OF FUND FAMILIES
Average           ---------------------------------------------------------------------
 Stars              0      10      20      30      40      50      60      70      80
---------------------------------------------------------------------------------------
  1.0               1
---------------------------------------------------------------------------------------
  1.5               3
---------------------------------------------------------------------------------------
  2.0                       9
---------------------------------------------------------------------------------------
  2.5                                      27
---------------------------------------------------------------------------------------
  3.0                                                                      69
---------------------------------------------------------------------------------------
  3.5                                                              61
---------------------------------------------------------------------------------------
  4.0                                      26
---------------------------------------------------------------------------------------
  4.5               4
---------------------------------------------------------------------------------------
  5.0*              2
---------------------------------------------------------------------------------------
             [Bridgeway Funds
              (Average 4.6)]

-------------
* No fund families averaged 5.0 stars.


What Bridgeway Did with IPO's

One of the current business press issues is the disclosure of corporate executives that were offered shares of "hot" initial public offerings, probably with intimations of inappropriate "buying influence." (Hot IPO's are shares of companies that are about to go public, priced in such a way that the holder may see share prices rise quickly after they begin trading.) Likewise, some investment firms were given access to IPO shares and allocated them among accounts in unfair ways. One mutual fund firm was sanctioned by the SEC for allocating a disproportionate number of shares to a small new fund, then marketing that fund's performance without disclosing either that the IPO's were the source of the performance or that future performance would unlikely have the same IPO benefit. I thought you'd be interested in what happened at Bridgeway.

First of all, IPO shares are almost never offered to Bridgeway. We are so aggressive in negotiating low commissions, that we simply are not going to get the same "perks" offered to firms paying several-fold more (at shareholders' expense). Since quantitative models rather than hot IPO's are our area of expertise, this is fine with us. Nevertheless, we did get offered IPO shares from one of our service providers.

Specifically, the shares were offered to that firm's contact at Bridgeway. This Bridgeway partner informed me of her offer and that I might also be offered shares. As you may know, however, Bridgeway's policy is that our portfolio managers are precluded from buying stock that Bridgeway Fund portfolios might also potentially purchase (which is pretty much the entire universe of publicly traded U.S. listed stocks). Thus, my only outlet for investing in the stock market is through the mutual funds we manage, and I pay the same price for my shares that any other potential shareholder would pay. So the IPO shares were not a possibility for me. I did some analysis of this particular IPO and estimated that the shares would likely significantly appreciate on the first day of trading (which did happen). However, we decided there was also a conflict of interest for our other Bridgeway partner, and she deferred in favor of offering them to our only portfolio for which the IPO was an appropriate investment. Our Bridgeway guideline, " take care of shareholders first and other things will fall into place" proved to be the best plan once again.

www.bridgewayfund.com

We are very happy to have launched our new web site. It is quite pleasing in color and style and much easier to navigate than our former site. The NAV charts give more information, and the lower section on the home page lists our recent appearances in the press.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming - both favorable and critical.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery